Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Summary of intangible assets
	Weighted Average Remaining Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2013
Licenses	6.72	$462,234	$279,258	$182,976
Patents	2.6	1,893,185	1,443,649	449,536
Total	3.4	$2,355,419	$1,722,907	$632,512
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

Summary of annual amortization expense
Year	Amortization Expense
2014	$222,800
2015	$172,500
2016	$61,800
2017	$61,800
2018	$20,800